Acquisitions 2014 TLLP Acquisition of Rockies Natural Gas Business (Details) - USD ($) $ in Millions	Dec. 02, 2014	Jun. 01, 2013
Business Acquisition
Purchase Price Consideration		$ 2,420
Rockies Natural Gas Business
Business Acquisition
Date of acquisition	Dec. 02, 2014
Purchase Price Consideration	$ 2,500